Stock Option (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Stock Options Issued to Employee and Non-employee

The following options were issued to employees and non-employee Board of Directors and consultants in accordance with the Company’s Performance Incentive Plan.

Grant Date	Number of Options	Exercise Price	Expiration Term

30-Sep-19	4,000,000	0.30	5 years
30-Sep-19	8,863,500	0.80	5 years
30-Sep-19	70,000	1.00	5 years

The following options were issued to employees and non-employee Board of Directors and consultants in accordance with the Company’s Performance Incentive Plan.

Grant Date	Number of Options	Exercise Price	Expiration Term

30-Sep-19	4,000,000	0.30	5 years
30-Sep-19	8,863,500	0.80	5 years
30-Sep-19	70,000	1.00	5 years

Schedule of Stock Option Activity

Activity in stock options, including those outside the Performance Incentive Plan, for year-end December 31, 2020, is summarized as follows:

	Shares Under Options	Average Exercise Price

Balance, December 31, 2019	12,933,500	0.65
Options Granted	-	-
Options Exercised	-	-
Options Cancelled/Expired	-	-
Balance, December 31, 2020	12,933,500	0.65